Stock Based Compensation (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012 2002 Plan [Member]	Dec. 31, 2013 2012 Plan [Member]	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Dec. 31, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option and incentive plan shares authorized				190,951	162,082
Granted	0	0	28,869
Granted, weighted average exercise price			$ 24.99
Award vesting period						3 years		5 years
Exercisable stock options, number	18,329
Exercisable stock options, weighted average remaining contractual term	6 years
Compensation expense	$ 59	$ 80				$ 30	$ 57	$ 29	$ 23
Unrecognized compensation expense						$ 11		$ 101
Unrecognized compensation expense, period for recognition						4 months		3 years 3 months 18 days